BORROWINGS (Schedule of Bank Borrowings) (Details) (USD $)	Sep. 30, 2014	Dec. 31, 2013
BORROWINGS [Abstract]
Short-term bank borrowings	$ 77,740,238	$ 68,821,014
Long-term bank borrowings, current portion	52,132,480	50,049,843
Total borrowings, current	129,872,718	118,870,857
Long-term bank borrowings, non-current portion	116,564,967	134,870,287
Total	$ 246,437,685	$ 253,741,144